Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash Flow Information

Change in Non-Cash Working Capital

	Years Ended December 31

(in thousands)	2018	2017

Change in non-cash working capital

Accounts receivable	$828	$(729)

Accounts payable and accrued liabilities	7,977	(5,398)

Other	159	(219)

Total change in non-cash working capital	$8,964	$(6,346)